CONSOLIDATED INCOME STATEMENT - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Profit or loss [abstract]
Net revenues	€ 108,187	€ 110,412	€ 105,730
Cost of revenues	93,164	95,011	89,710
Selling, general and other costs	6,455	7,318	7,177
Research and development costs	3,612	3,051	2,903
Result from investments:	209	235	399
Share of the profit of equity method investees	208	240	400
Other income from investments	1	(5)	(1)
Reversal of a Brazilian indirect tax liability	0	0	(895)
Gains on disposal of investments	15	0	76
Restructuring costs	154	103	86
Net financial expenses	1,005	1,056	1,345
Profit before taxes	4,021	4,108	5,879
Tax expense	1,321	778	2,588
Net profit from continuing operations	2,700	3,330	3,291
Profit from discontinued operations, net of tax	3,930	302	219
Net profit	6,630	3,632	3,510
Net profit attributable to:
Owners of the parent	6,622	3,608	3,491
Non-controlling interests	8	24	19
Net profit from continuing operations attributable to:
Net profit from continuing operations attributable to owners of the parent	2,694	3,323	3,281
Non-controlling interests	€ 6	€ 7	€ 10
Earnings per share [abstract]
Basic earnings per share (in EUR per share)	€ 4.23	€ 2.33	€ 2.27
Diluted earnings per share (in EUR per share)	4.22	2.30	2.24
Earnings per share for Net profit from continuing operations:
Basic earnings per share from continuing operations (in EUR per share)	1.72	2.15	2.14
Diluted earnings per share (in EUR per share)	€ 1.71	€ 2.12	€ 2.11